Exit of Krill Oil Manufacturing and Distribution Activities	12 Months Ended
Mar. 31, 2019
Disclosure Of Sale Of Assets [Abstract]
Exit of krill oil manufacturing and distribution activities
4.	Exit of krill oil manufacturing and distribution activities:

On August 7, 2017, Neptune and Aker BioMarine Antarctic AS (“Aker”) concluded an agreement whereby Aker acquired Neptune’s intellectual property, list of customers and krill oil inventory for a cash consideration of $43,075,587 (US$34 million) paid at closing, for a net gain of $23,702,312. Under this agreement, Neptune exited bulk krill oil manufacturing and distribution activities and Aker becomes exclusive krill oil supplier to Neptune’s turnkey nutrition solutions business. An amount of $11,175,466 of such proceeds was used for debt reimbursement and to pay the penalty on early repayment of $263,483 concurrent with the sale transaction and an additional $2,391,673 of debt was repaid on October 6, 2017.

The assets sold were included in the Nutraceutical segment. The disposal of the krill oil manufacturing and distribution activities allows the Corporation to accelerate its efforts to position the Corporation in attractive growth opportunities and product lines such as the medical and wellness cannabis oil extraction project, in line with its growth strategy. During the year ended March 31, 2018, the krill oil manufacturing and distribution sales were $3.2 million and the gross margin, excluding the impairment loss on inventories of $2.4 million, was $1.2 million.

The Sherbrooke facility was not part of the transaction and it is now used for the development of unique extractions targeted towards high potential growth segments such as the cannabis industry. A large number of our employees saw their employment end as part of this transaction. As the Sherbrooke facility was not part of the transaction, it did not qualify as discontinued operations for accounting purposes. Furthermore, management assessed the recoverable amount of the Sherbrooke facility and no revaluation of the useful life and no impairment of the plant and related equipment were recorded for the year ended March 31, 2018.